Investment Objectives and Goals - Kurv High Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	KURV HIGH INCOME ETF (TICKER: KYLD) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv High Income ETF (the “Fund”) seeks to provide high income.